Consolidated Statements of Changes in Shareholders’ Deficit (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Statement of Stockholders' Equity [Abstract]
Net of issuance expenses in an amount	$ 1,150